Company Financial Statements - Consolidated Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities	$ (87,138)	¥ (570,916)	¥ (694,046)	$ (21,334)	¥ (139,766)	¥ (3,562,765)	¥ (1,572,715)
Cash flows from investing activities
Maturities of derivative assets	17,121	112,173	0
Net cash (used in) provided by investing activities	52,151	341,680	(94,759)	(672,512)	(4,406,161)	740,296	(3,630,324)
Cash flows from financing activities
Loans from a related party	0	0	1,063,434	162,312	1,063,434	0	0
Repayment of loans to a related party	0	0	(151,848)	(162,312)	(1,063,434)	0	0
Proceeds from IPO, net of issurance cost				1,741,565	11,410,386	0	0
Proceeds from FO, net of issurance cost				2,440,383	15,988,903
Net cash provided by financing activities	220,653	1,445,678	791,626	5,239,750	34,329,793	3,593,562	6,734,200
Net increase (decrease) in cash, cash equivalents and restricted cash	198,237	1,298,803	(6,055)	4,446,683	29,133,790	776,218	1,516,379
Cash, cash equivalents and restricted cash at beginning of the year	4,814,178	31,541,533	2,407,743	367,495	2,407,743	1,631,525	115,146
Cash, cash equivalents and restricted cash at end of the year	5,012,415	32,840,336	2,401,688	4,814,178	31,541,533	2,407,743	1,631,525
Parent [Member]
Cash flows from operating activities	8,754	57,356	(153,413)	3,608	23,636	1,140	0
Cash flows from investing activities
Maturities of derivative assets	17,121	112,173
Placement of time deposit				(149,561)	(979,897)
Investment in equity investees	(356,055)	(2,332,800)	(946,609)	(1,299,327)	(8,512,932)	(1,658,783)	0
Net cash (used in) provided by investing activities	(338,934)	(2,220,627)	(946,609)	(1,448,888)	(9,492,829)	(1,658,783)	0
Cash flows from financing activities
Loans from a related party			1,063,434
Repayment of loans to a related party			(151,848)
Payments of listing expenses	(660)	(4,322)
Proceeds from issuance of Preferred Shares				1,001,453	6,561,323	1,926,812	0
Proceeds from IPO, net of issurance cost				1,741,565	11,410,386
Proceeds from FO, net of issurance cost				2,440,383	15,988,903
Net cash provided by financing activities	(660)	(4,322)	911,586	5,183,401	33,960,612	1,926,812	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(330,840)	(2,167,593)	(188,436)	3,738,121	24,491,419	269,169	0
Cash, cash equivalents and restricted cash at beginning of the year	3,779,204	24,760,588	269,169	41,083	269,169	0	0
Cash, cash equivalents and restricted cash at end of the year	$ 3,448,364	¥ 22,592,995	¥ 80,733	$ 3,779,204	¥ 24,760,588	¥ 269,169	¥ 0